Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	May 26, 2011 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs of share-based awards				¥ 44,720					$ 6,424
Expected period over which unamortized compensation costs is to be recognized				2 years 10 days	2 years 10 days
Stock options, incremental cost as a result of modification				¥ 5,117	$ 735
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification				12,510	1,797
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award | shares	122,545,665
Exercised				9,357	$ 1,344
Granted | $ / shares					$ 0.60		$ 1.00
Stock options, incremental cost as a result of modification				7,393	$ 1,062
2014 Restricted Share Plan | Restricted shares with an option feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs of share-based awards				¥ 26,448					3,799
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized				1 year 4 months 27 days	1 year 4 months 27 days
Total fair value of vested shares				¥ 5,354	$ 769
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				19,653					2,823
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award | shares		64,497,718
Granted | $ / shares					$ 0
Award scheme term		10 years
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised				¥ 4,063	$ 584
Granted | $ / shares							$ 1.03
Expected period over which unamortized compensation costs is to be recognized				1 year 7 months 17 days	1 year 7 months 17 days
Total fair value of vested shares				¥ 2,569	$ 369
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				15,615					$ 2,243
2013 Incentive Scheme | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification				7,588	1,090
2013 Incentive Scheme | Vested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification				3,077	442
2013 Incentive Scheme | Non Vested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification				¥ 4,511	$ 648
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years
Shares available to be granted in the future | shares				331,947		1,111,898	1,111,898		331,947
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares					$ 0.37		$ 0.96
Unrecognized compensation costs of share-based awards				¥ 11,327					$ 1,627
Expected period over which unamortized compensation costs is to be recognized				2 years 3 days	2 years 3 days
Total fair value of vested shares				¥ 9,357	$ 1,344	¥ 15,152		¥ 21,149
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years			1 year 8 months 1 day	1 year 8 months 1 day
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award | shares			100,000,000